Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”
Effective August 1, 2012, the following information replaces in its entirety the second and third paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Objective(s) and Strategies”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”
Effective August 1, 2012, the following information replaces in its entirety the second and third paragraphs appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings—Invesco Small Companies Fund—Objective(s) and Strategies”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Statement of Additional Information Supplement dated May 14, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Premium Income Fund
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety bullet point (8)a—f under the section “Fund Policies—Non-Fundamental Restrictions”:
“(8) The following apply:
     (a) Invesco China Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of companies with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau).
     (b) Invesco Developing Markets Fund invests, under normal circumstances, at least 80% of its assets in securities of companies that are in developing markets countries.
     (c) Invesco Emerging Market Local Currency Debt Fund invests under normal circumstances, at least 80% of its assets in debt securities denominated in the currencies of emerging market countries.
     (d) Invesco Emerging Markets Equity Fund invests under normal circumstances, at least 80% of its assets in equity securities of foreign issuers that are in emerging market countries.
     (e) Invesco Global Health Care Fund invests, under normal circumstances, at least 80% of its assets in securities of health care industry companies.”